                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                      Philadelphia, Pennsylvania 19103-7098
                            Telephone: (215) 564-8000
                            Facsimile: (215) 564-8120

                                  June 28, 2006

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

             Re:   Quaker Investment Trust (the "Registrant")
                   File Nos. 033-38074 and 811-06260

Ladies and Gentlemen:

          On behalf of the Registrant,  and pursuant to Rule 485(a)(2) under the
Securities  Act of 1933,  as amended (the "1933 Act"),  please find  transmitted herewith for filing via EDGAR Post-Effective  Amendment No. 35 (the "Amendment")
to the  Registrant's  Registration  Statement  on Form N-1A.  The purpose of the
Amendment is to add a new series of shares, the Global Growth Fund (the "Fund").

          Prior to the effective date of the Amendment,  the Registrant  intends to file a subsequent  post-effective amendment pursuant to Rule 485(b) under the
1933 Act for the purposes of responding to any comments conveyed by the Staff of the U.S. Securities and Exchange Commission on the Amendment.

          As noted on the facing sheet, the Amendment  relates only to the Fund, and the Amendment does not affect the  prospectuses  and statement of additional information of the Registrant's other series of shares.

          Please direct  questions or comments  relating to this Amendment to me at (215) 564-8099.

                                              Sincerely,

                                              /s/ Jonathan M. Kopcsik
                                              Jonathan M. Kopcsik

Cc: Timothy E. Richards
       Quaker Funds, Inc.
    Alan R. Gedrich